Balance Sheet Components - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses		$ 312,239	$ 177,027
Inventory purchase deposit		5,000,000
Production deposit		336,643	336,643
Other current assets		712
Total	$ 5,535,918	$ 5,649,594	$ 513,670